                                              Supplement to Prospectus dated May 1, 2002
                                                     Supplement dated May 1, 2002

This Supplement  should be retained with the current  Prospectus for your variable  annuity  contract  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia").  If  you  do  not  have  a  current  prospectus,  please  contact  American  Skandia  at
1-800-SKANDIA.

AST Kinetics Internet Portfolio merger with AST Gabelli All-Cap Value Portfolio

Shareholders  have  approved the Plan of  Reorganization  of the AST Kinetics  Internet  Portfolio  and the AST Gabelli  All-Cap  Value
Portfolio.  American  Skandia  anticipates  that the  reorganization  will take place on or about May 3, 2002.  Between May 1, 2002 and the date that the  reorganization is completed,  Annuity Owners with Account Value allocated to the AST Kinetics  Internet  Sub-account will  continue  to be  invested  in the  Sub-account  with all  rights  and  privileges  under  the  Annuity.  Upon  completion  of the reorganization,  the AST Kinetics  Internet  Portfolio will cease to exist and Annuity Owners will have an equivalent  Account Value in the AST Gabelli All-Cap Value Sub-account.

AST Scudder Japan Portfolio merger with AST American Century International Growth

Shareholders  have approved the Plan of  Reorganization  of the AST Scudder Japan Portfolio and the AST American Century  International
Growth Portfolio.  American Skandia  anticipates that the  reorganization  will take place on or about May 3, 2002. Between May 1, 2002 and the date that the  reorganization  is completed,  Annuity Owners with Account Value allocated to the AST Scudder Japan  Sub-account will  continue  to be  invested  in the  Sub-account  with all  rights  and  privileges  under  the  Annuity.  Upon  completion  of the reorganization,  the AST Scudder Japan  Portfolio will cease to exist and Annuity  Owners will have an equivalent  Account Value in the
AST American Century International Growth Sub-account.

ASAP/ ASAP2/ FUSI AS2/ APEX/ ASXT/ FUSI XT/
ASXT-FOUR/ FUSI XT-FOUR/ ASL/ FUSI ASL/ ASPro/
CH2/ ASImpact/ APEX II/ ASL II/ FUSI ASL II/
ASXT-SIX/ FUSI XT-SIX/ VIAS/ VIAT-SUPP. (5/01/2002)